Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rates	6.60%
Expenses discounted using weighted average interest rates	5.60%
Reversion period	3 years
Percentage of assumption for net separate account investment performance	7.00%
Fixed maturity securities priced using independent pricing services	86.00%	84.00%
Loans delinquent period	90 days
Valuation allowance for policy loan	$ 0
Government agency discount notes maturity period	12 months
Agreements require a minimum of fair value	102.00%
Collateralized debt obligations, minimum	1 year
Collateralized debt obligations, maximum	10 years
Cash and cash equivalents liquid investments maturities period	Less than three months
Company's life insurance	5.00%	5.00%	5.00%
Life insurance policies	40.00%	42.00%	45.00%
Annual impairment test	0	0	0
Total equity net of taxes			$ 46	$ (569)